CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars)

	As of December 31,
	2011	2012
Current assets
Cash and cash equivalents	$6,840,302	$5,338,092
Prepaid expenses and other current assets	16,933	123,203

Total current assets	6,857,235	5,461,295
Long-term investments and amounts due from subsidiaries	264,830,167	314,738,590

Total assets	$271,687,402	$320,199,885

Liabilities and shareholders' equity

Current liabilities
Accrued expenses and other current liabilities	611,358	6,180,007
Amounts due to subsidiaries	23,625,681	31,135,810
Convertible senior notes, net of discount due to beneficial conversion feature	1,272,619	-

Total liabilities	$25,509,658	$37,315,817

Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,661,939,143 and 1,678,097,663 shares issued and outstanding in 2011 and 2012, respectively)	829	832
Additional paid-in capital	131,140,682	126,786,049
Warrants	677,332	15,566,332
Accumulated other comprehensive income	46,186,277	46,618,263
Retained earnings	68,172,624	93,912,592

Total shareholders' equity	246,177,744	282,884,068

Total liabilities and shareholders' equity	$271,687,402	$320,199,885

KONGZHONG CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In US dollars)

	For the years ended December 31,
	2010	2011	2012

Revenues	60,999	-	-
Sales tax	-	-	-
Cost of revenues	-	-	-

Gross profit	60,999	-	-

Operating expenses
Product development	(1,041,571)	(614,780)	(468,232)
Selling and marketing	(131,396)	(121,623)	(374,144)
General and administrative	(3,736,556)	(3,793,055)	(3,744,168)

Total operating expenses	$(4,909,523)	$(4,529,458)	$(4,586,544)

Change in fair value of contingent consideration for business acquisition	10,894,533	(3,729,513)	-
Income (loss) from operations	$6,046,009	$(8,258,971)	$(4,586,544)

Interest income	3,987	38,454	90,639
Interest expense	(1,059,905)	(487,763)	(262,758)
Impairment loss on cost method investment	(1,509,912)	-	-
Loss on extinguishment of debt upon prepayment of convertible senior note	-	(1,567,472)	-
Equity in earnings of subsidiaries and variable interest entities	8,443,020	2,620,890	30,498,631

Net income (loss) before income taxes	$11,923,199	$(7,654,862)	$25,739,968
Income taxes expense	-	-	-

Net income (loss)	$11,923,199	$(7,654,862)	$25,739,968

Other comprehensive income, net of tax
Foreign currency translation adjustments	9,044,087	13,871,922	431,986
Comprehensive income	$20,967,286	$6,217,060	$26,171,954

KONGZHONG CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY

(In US dollars)

						Accumulated
			Additional	Shares issuable		other		Total
	Ordinary shares		paid-in	in connection		comprehensive	Retained	shareholders'
	Shares	Amount	capital	with acquisition	Warrants	income	earnings	equity

Balance as of January 1, 2010	1,409,396,360	$705	$83,862,222	$1,325,917	$677,332	$23,270,268	$63,904,287	$173,040,731
Issuance of ordinary shares for share-based compensation	52,750,000	26	386,524	-	-	-	-	386,550
Issuance of ordinary shares for acquisition of businesses	48,760,213	24	15,871,493	(1,325,917)	-	-	-	14,545,600
Share-based compensation recognized	-	-	5,000,256	-	-	-	-	5,000,256
Other comprehensive income	-	-	-	-	-	9,044,087	-	9,044,087
Net income	-	-	-	-	-	-	11,923,199	11,923,199

Balance as of January 1, 2011	1,510,906,573	$755	$105,120,495	$-	$677,332	$32,314,355	$75,827,486	$213,940,423

Issuance of ordinary shares for share-based compensation	47,500,000	24	302,051	-	-	-	-	302,075
Issuance of ordinary shares for acquisitions of business	123,532,570	62	29,220,481	-	-	-	-	29,220,543
Repurchase of ordinary shares	(20,000,000)	(12)	(2,748,567)	-	-	-	-	(2,748,579)
Prepayment of convertible senior note	-	-	(5,333,300)	-	-	-	-	(5,333,300)
Share-based compensation recognized	-		4,579,522	-	-	-	-	4,579,522
Other comprehensive income	-	-	-	-	-	13,871,922	-	13,871,922
Net loss	-	-	-	-	-	-	(7,654,862)	(7,654,862)

Balance as of January 1, 2012	1,661,939,143	$829	$131,140,682	-	$677,332	$46,186,277	$68,172,624	$246,177,744
Issuance of ordinary shares for share-based compensation	27,500,000	14	277,295	-	-	-	-	277,309
Issuance of ordinary shares for acquisition of business	40,000,000	20	4,229,980	-	-	-	-	4,230,000
Share-based compensation recognized	-	-	4,464,497	-	-	-	-	4,464,497
Repurchase of ordinary shares	(74,141,480)	(42)	(14,590,313)	-	-	-	-	(14,590,355)
Issuance of warrants	-	-	-	-	14,889,000			14,889,000
Conversion of convertible senior note	22,800,000	11	1,263,908	-	-	-	-	1,263,919
Other comprehensive income	-	-	-	-	-	431,986	-	431,986
Net income	-	-	-	-	-	-	25,739,968	25,739,968

Balance as of December 31, 2012	1,678,097,663	$832	$126,786,049	$-	$15,566,332	$46,618,263	$93,912,592	$282,884,068

KONGZHONG CORPORATION

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2010	2011	2012

Net cash provided by operating activities	$649,007	$22,455,668	$22,810,827

Net cash (used in) provided by investing activities	$(9,577,600)	$(9,025,640)	$(9,999,999)

Net cash used in financing activities	$(776,540)	$(10,189,055)	$(14,313,038)

Net (decrease) increase in cash and cash equivalents	(9,705,133)	3,240,973	(1,502,210)

Cash and cash equivalents, beginning of year	13,304,462	3,599,329	6,840,302

Cash and cash equivalents, end of year	$3,599,329	$6,840,302	$5,338,092

KONGZHONG CORPORATION

NOTES TO CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.	BASIS FOR PREPARATION

The condensed financial information of KongZhong has been prepared using the same accounting policies as set out in KongZhong's consolidated financial statements, except that KongZhong used the equity method to account for investments in its subsidiaries and variable interest entities.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

KongZhong and its subsidiaries and variable interest entities are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of KongZhong's stand-alone financial statements, its investments in subsidiaries and variable interest entities are reported using the equity method of accounting. KongZhong's share of income and losses from its subsidiaries and variable interest entities is reported as earnings from subsidiaries and variable interest entities in the accompanying condensed financial information of KongZhong.